Stockholders' Equity (Deficit) (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Sep. 30, 2015	Dec. 31, 2014	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Stock compensation expense					$ 0		$ 1,012,500
Issuance of common stock for cash, Value					$ 109,988		1,087,400
Issuance of common stock for compensation, Value							1,012,500
Issuance 1
Issuance of common stock for cash, Value							500,000
Issuance 2
Issuance of common stock for cash, Value							$ 387,400
Chief Executive Officer
Share Price								$ 1.04
Deferred Compensation, Shares Authorized for Issuance		1,250,000				1,250,000
Deferred Compensation, Vesting Terms						The shares are to vest and be delivered over 2.5 years beginning with 125,000 shares on July 10, 2015, followed by 125,000 shares on the first day of each subsequent quarter
Deferred Compensation, Compensation Expense						$ 130,000
Officer
Share Price								1.04
Deferred Compensation, Shares Authorized for Issuance		500,000				500,000
Deferred Compensation, Vesting Terms						The shares are to vest and be delivered over 2.5 years beginning with 50,000 shares on July 10, 2015, followed by 50,000 shares on the first day of each subsequent quarter
Deferred Compensation, Compensation Expense						$ 52,000
Consultant
Share Price								1.04
Deferred Compensation, Shares Authorized for Issuance		250,000				250,000
Deferred Compensation, Vesting Terms						The shares are to vest and be delivered over 2.5 years beginning with 25,000 shares on July 10, 2015, followed by 25,000 shares on the first day of each subsequent quarter
Deferred Compensation, Compensation Expense						$ 26,000
Cannasys Colorado
Percentage of Issued and Outstanding Shares Acqured in Connection with Merger							100.00%
Common Stock
Issuance of common stock for cash, Shares					3,960,000		3,685,667
Issuance of common stock for cash, Value					$ 3,960		$ 3,686
Issuance of common stock for compensation, Shares							675,000
Issuance of common stock for compensation, Value							$ 675
CannaSys outstanding common stock converted upon merger	6,000,000						6,000,000
Merger acquisition, Shares							2,723,088
Shares Eliminated in Consolidation							1,601,912
Common Stock | Issuance 1
Issuance of common stock for cash, Shares							1,000,000
Common Stock | Issuance 2
Issuance of common stock for cash, Shares							645,667
Common Stock | Chief Executive Officer
Deferred Compensation, Shares Issued						125,000
Common Stock | Officer
Deferred Compensation, Shares Issued						50,000
Common Stock | Consultant
Deferred Compensation, Shares Issued						25,000
Loyl.Me
Share Price								$ 1.04	$ 1.47	$ 2.00
Stock compensation expense		$ 25,000	$ 8,250	$ 50,000
Loyl.Me | Common Stock
Stock Issued During Period, Shares, License Agreement		24,038	5,612	25,000
B44
Issuance of common stock for cash, Value							$ 200,000
B44 | Common Stock
Issuance of common stock for cash, Shares							2,040,000